Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	[1]	$ 524,876	$ 530,614	$ 523,940
Cost of revenue		(179,565)	(172,110)	(142,479)
Gross profit		345,311	358,504	381,461
Operating expenses
Selling and marketing		(187,894)	(174,357)	(166,288)
General and administrative		(92,962)	(67,240)	(72,626)
Technology and product development		(73,375)	(71,154)	(71,308)
Impairment of long-lived assets			(363)
Total operating expenses		(354,231)	(313,114)	(310,222)
Operating (loss) / income		(8,920)	45,390	71,239
Financial income		7,944	7,621	2,389
Financial expense	[2]	(25,159)	(26,788)	(19,268)
(Loss) / Income before income taxes		(26,135)	26,223	54,360
Income tax benefit / (expense)		5,225	(7,069)	(11,994)
Net (loss) / income		$ (20,910)	$ 19,154	$ 42,366
(Losses) / Earnings per share available to common stockholders:
Basic		$ (0.30)	$ 0.28	$ 0.69
Diluted		$ (0.30)	$ 0.27	$ 0.69
Shares used in computing (losses) / earnings per share (in thousands):
Basic		69,465	69,154	61,457
Diluted		70,615	71,254	61,548

[1]	Includes $ 38,760, $ 43,975 and $ 37,000 for related party transactions for the years 2019, 2018 and 2017, respectively. See note 17.
[2]	Includes $15,379, $ 12,368 and $ 8,601 for factoring of credit card receivables for the years ended 2019, 2018 and 2017, respectively.